Statements of Changes in Equity (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of changes in equity [abstract]
Interest on shareholder's equity	R$ 0.33820	R$ 1.17012	R$ 0.9851
Additional proposed dividends, approved	R$ 0.11847	R$ 0.08827	R$ 0.07833